Other Gains (Losses), Net	6 Months Ended
Jun. 30, 2025
Other Gains (Losses), Net [Abstract]
Other gains (losses), net
22.	Other gains (losses), net

	Six months ended June 30
	2025	2024
Gain on financial assets at fair value through profit or loss	$-	$548,944
Loss on sale of financial assets	(265,108)	-
Gain on disposal of property and equipment	-	73
Other losses	(22,206)	(33,894)
	$(287,314)	$515,123